Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	$ 2,168	$ 258		$ 1,651
Other current financial assets	110,352	136,256	[1]	96,123	[1]
Derivative instruments, non-current	19,932			1,378
Other non-current financial assets	1,752,267	1,029,310	[1]	689,321	[1]
Financial assets held for trading [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	404	32,602		6,234
Total Current	404	32,602		6,234
Derivative instruments, non-current	4,898
Total Non-Current	4,898
Total	5,302	32,602		6,234
Financial assets at fair value through profit or loss [Member]
Disclosure Of Financial Assets [Line Items]
Other current financial assets	49,757	65,753		49,943
Total Current	49,757	65,753		49,943
Other non-current financial assets		479
Total Non-Current		479
Total	49,757	66,232		49,943
Held-to-maturity Investments [Member]
Disclosure Of Financial Assets [Line Items]
Other current financial assets	43,737	37,643		38,295
Total Current	43,737	37,643		38,295
Other non-current financial assets	27	54		56
Total Non-Current	27	54		56
Total	43,764	37,697		38,351
Loans and Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Other current financial assets	2,394,756	1,550,598		1,472,655
Total Current	2,394,756	1,550,598		1,472,655
Other non-current financial assets	619,637	475,500		513,288
Total Non-Current	619,637	475,500		513,288
Total	3,014,393	2,026,098		1,985,943
Available-for-sale Financial Assets [Member]
Disclosure Of Financial Assets [Line Items]
Other current financial assets	14,286
Total Current	14,286
Equity instruments	1,104	1,908		868
Other non-current financial assets	1,726,306	1,026,870		687,019
Total Non-Current	1,727,410	1,028,778		687,887
Total	1,741,696	1,028,778		687,887
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	2,168	259		1,651
Total Current	2,168	259		1,651
Derivative instruments, non-current	19,932			1,378
Total Non-Current	19,932			1,378
Total	$ 22,100	$ 259		$ 3,029

[1]	As Restated